Note 6 - Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Thousands	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Statement Line Items [Line Items]
Accounts receivable	$ 4,149	$ 3,858	$ 3,406
Prepaid expenses and other	20,195	22,130	19,491
Property and equipment	24,180	6,536	6,698
Right-of-use assets	3,255	3,427	3,948
Deferred income tax asset	3,075	4,058	2,003
Interest rate swap	587	1,517	49
Investment (note 6a)	953	953	953
Goodwill	5,754	5,754	5,754
Intangible assets	2,692	2,791	3,086
Other assets	$ 64,840	$ 51,024	$ 45,388